Credit Quality	6 Months Ended
Mar. 31, 2021
Credit Quality
Credit Quality

Note 11. Credit quality

The loans and credit commitments balance in stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considers that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default. These can be disaggregated into impaired loans and credit commitments (which is where the customer is unlikely to pay its credit obligations in full including restructured loans) and items 90 days past due, or otherwise in default but not impaired.

Impaired loans and credit commitments include:

•	housing and business loans with insufficient security to cover the principal and interest payments owing (aligned to an impaired internal credit risk grade);
•	personal loans which are greater than 90 days past due; and
•	restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

Items 90 days past due, or otherwise in default but not impaired include:

•	currently 90 days or more past due but well secured[3];
•	assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and
•	other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

3.     The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest.

Further detail of these balances is as follows:

Non-performing loans and credit commitments

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2021	2020	2020
Impaired exposures
Australia
Housing and business loans
Gross amount	1,332	1,845	1,267
Provision[1]	(566)	(690)	(530)
Net	766	1,155	737
Personal loans greater than 90 days past due
Gross amount	327	370	402
Provision[2]	(187)	(206)	(285)
Net	140	164	117
Restructured loans
Gross amount	12	16	14
Provision[1]	(3)	(4)	(3)
Net	9	12	11
New Zealand
Housing and business loans
Gross amount	123	157	175
Provision[1]	(62)	(70)	(73)
Net	61	87	102
Personal loans greater than 90 days past due
Gross amount	33	36	33
Provision[2]	(23)	(26)	(26)
Net	10	10	7
Restructured loans
Gross amount	3	—	—
Provision[1]	—	—	—
Net	3	—	—
Other overseas
Housing and business loans
Gross amount	241	355	259
Provision[1]	(133)	(156)	(161)
Net	108	199	98
Personal loans greater than 90 days past due
Gross amount	—	—	1
Provision[2]	—	—	—
Net	—	—	1
Restructured loans
Gross amount	—	—	3
Provision[1]	—	—	(1)
Net	—	—	2
Total impaired exposures
Gross amount	2,071	2,779	2,154
Provision[1,2]	(974)	(1,152)	(1,079)
Total net impaired exposures	1,097	1,627	1,075
Items 90 days past due, or otherwise in default but not impaired
Australia
Gross amount	6,601	7,976	4,965
Provision	(857)	(941)	(575)
Net	5,744	7,035	4,390
New Zealand
Gross amount	471	503	389
Provision	(56)	(72)	(45)
Net	415	431	344
Other overseas
Gross amount	37	53	55
Provision	(5)	(8)	(8)
Net	32	45	47
Total items 90 days past due, or otherwise in default but not impaired
Gross amount	7,109	8,532	5,409
Provision	(918)	(1,021)	(628)
Total net items 90 days past due, or otherwise in default but not impaired	6,191	7,511	4,781
Total non-performing loans and credit commitments
Gross amount[3]	9,180	11,311	7,563
Provision[3]	(1,892)	(2,173)	(1,707)
Total net non-performing loans and credit commitments	7,288	9,138	5,856
1.	Includes individually assessed provisions and collectively assessed provisions on impaired exposures.
2.	Includes collectively assessed provisions on impaired exposures.
3.

Gross amount includes $95 million of loans in assets held for sale (30 September 2020:  nil, 31 March 2020:  nil), with nil undrawn credit commitments (30 September 2020:  nil, 31 March 2020:  nil). Provision includes $22 million against assets held for sale (30 September 2020:  nil, 31 March 2020:  nil) and nil in liabilities held for sale (30 September 2020: nil, 31 March 2020: nil).